Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 12 - RESEARCH AND DEVELOPMENT EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020

Payroll and related benefits (including share-based compensation)	5,969	3,748	2,273
Raw materials subcontracted work and consulting	1,742	1,440	1,058
Clinical trials	495	200	159
Others	917	489	319
	9,123	5,877	3,809